Subsequent Events (Details)											0 Months Ended		0 Months Ended							0 Months Ended	1 Months Ended						1 Months Ended
	Dec. 31, 2014 North Atlantic Drilling	Dec. 31, 2014 SeaMex Limited	Dec. 31, 2014 Credit facility, International Loans, 1 USD ($)	Dec. 31, 2013 Credit facility, International Loans, 1 USD ($)	Oct. 17, 2013 Credit facility, International Loans, 1 USD ($)	Dec. 31, 2014 NOK1,500 Million Floating Interest Rate Bond Senior Unsecured Bond	Oct. 31, 2013 NOK1,500 Million Floating Interest Rate Bond Senior Unsecured Bond NOK	Jan. 31, 2015 Subsequent Event Credit facility US $950 USD ($)	Feb. 28, 2015 Subsequent Event NOK1,500 Million Floating Interest Rate Bond Senior Unsecured Bond NOK	Jan. 31, 2015 Medium-term Notes Subsequent Event Credit facility US $950 USD ($)	Jan. 31, 2015 Revolving Credit Facility Subsequent Event Credit facility US $950	Jan. 31, 2015 Revolving Credit Facility Subsequent Event Credit facility US $950 USD ($)	Jan. 31, 2015 Export Credit Agency Facility Subsequent Event Credit facility US $950	Jan. 31, 2015 Export Credit Agency Facility Subsequent Event Credit facility US $950 USD ($)	Dec. 31, 2014 Secured Debt US$2,000 facility (North Atlantic Drilling) USD ($)	Apr. 30, 2011 Secured Debt US$2,000 facility (North Atlantic Drilling) USD ($)	Dec. 31, 2014 Secured Debt $700 facility USD ($)	Dec. 31, 2014 Secured Debt $150 facility USD ($)	Dec. 31, 2013 Secured Debt $150 facility USD ($)	Mar. 06, 2015 Secured Debt Subsequent Event $700 facility USD ($)	Mar. 31, 2015 Metrogas Subsequent Event Affiliated Entity USD ($)	Mar. 31, 2015 Rosneft Subsequent Event	Apr. 20, 2015 Seabras Sapura JV Subsequent Event	Apr. 20, 2015 Seabras Sapura JV Secured Debt Subsequent Event USD ($)	Mar. 10, 2015 SeaMex Limited Subsequent Event	Aug. 20, 2014 RN Burenie LLC North Atlantic Drilling USD ($)	Feb. 28, 2015 Petrobras Subsequent Event USD ($)
Subsequent Event [Line Items]
Maximum borrowing capacity								$ 950,000,000		$ 285,000,000		$ 475,000,000		$ 190,000,000										$ 780,000,000
Debt instrument term											5 years		12 years
Description of variable rate basis											LIBOR
Basis spread on variable rate											2.00%
Debt instrument, interest rate						6.18%								2.12%
Debt, face amount			475,000,000		475,000,000		1,500,000,000		1,500,000,000.0						2,000,000,000	2,000,000,000	700,000,000
Loans and leases receivable, gross																					50,000,000
Payments to acquire loans receivable																					51,000,000
Interest receivable																					1,000,000
Third party ownership interest																									50.00%
Ownership interest prior to disposal	70.36%	100.00%
Ownership interest, percentage																							50.00%		50.00%
Long-term debt			451,000,000	0														150,000,000	150,000,000
Repayment of long-term debt																				170,000,000
NADL expected ownership in investment																										100.00%
Expected share price																										$ 9.25
Rosneft ownership in NADL																										30.00%
Loss on contracts																											$ 1,100,000,000
Service contract term																						5 years